Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 673	$ 363
Liability	(548)	(443)
Net	125	(80)
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	518	185
Liability	(125)	(118)
Net	393	67
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	155	178
Liability	(423)	(325)
Net	$ (268)	$ (147)